STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income
Interest income	$ 2,969	$ 8,297
Other income	27,005	60,748
Total income	29,974	69,045
Share of income from operating limited partnerships	402,562	6,416,089
Expenses
Professional fees	152,076	243,551
Partnership management fee	333,848	248,919
General and administrative expenses	212,439	122,754
Operating expenses	698,363	615,224
NET INCOME (LOSS)	(265,827)	5,869,910
Net income (loss) allocated to general partner	(2,658)	58,699
Net income (loss) allocated to limited partners	$ (263,169)	$ 5,811,211
Net income (loss) per BAC (in dollars per share)	$ (0.01)	$ 0.26
Series 15 [Member]
Income
Interest income	$ 279	$ 831
Other income	321	321
Total income	600	1,152
Share of income from operating limited partnerships	16,000	465,691
Expenses
Professional fees	32,907	91,209
Partnership management fee	24,931	(34,839)
General and administrative expenses	39,374	23,548
Operating expenses	97,212	79,918
NET INCOME (LOSS)	(80,612)	386,925
Net income (loss) allocated to general partner	(806)	3,869
Net income (loss) allocated to limited partners	$ (79,806)	$ 383,056
Net income (loss) per BAC (in dollars per share)	$ (0.02)	$ 0.1
Series 16 [Member]
Income
Interest income	$ 1,031	$ 648
Other income	603	401
Total income	1,634	1,049
Share of income from operating limited partnerships	316,084	243,000
Expenses
Professional fees	33,916	44,634
Partnership management fee	120,878	110,286
General and administrative expenses	50,610	29,565
Operating expenses	205,404	184,485
NET INCOME (LOSS)	112,314	59,564
Net income (loss) allocated to general partner	1,123	596
Net income (loss) allocated to limited partners	$ 111,191	$ 58,968
Net income (loss) per BAC (in dollars per share)	$ 0.02	$ 0.01
Series 17 [Member]
Income
Interest income	$ 1,104	$ 4,537
Other income	7,500	20,320
Total income	8,604	24,857
Share of income from operating limited partnerships	70,478	5,692,104
Expenses
Professional fees	35,993	35,996
Partnership management fee	75,151	61,150
General and administrative expenses	46,050	26,113
Operating expenses	157,194	123,259
NET INCOME (LOSS)	(78,112)	5,593,702
Net income (loss) allocated to general partner	(781)	55,937
Net income (loss) allocated to limited partners	$ (77,331)	$ 5,537,765
Net income (loss) per BAC (in dollars per share)	$ (0.02)	$ 1.11
Series 18 [Member]
Income
Interest income	$ 248	$ 484
Other income	16,933	39,558
Total income	17,181	40,042
Share of income from operating limited partnerships	0	15,294
Expenses
Professional fees	26,654	43,022
Partnership management fee	79,966	80,498
General and administrative expenses	35,483	21,323
Operating expenses	142,103	144,843
NET INCOME (LOSS)	(124,922)	(89,507)
Net income (loss) allocated to general partner	(1,249)	(895)
Net income (loss) allocated to limited partners	$ (123,673)	$ (88,612)
Net income (loss) per BAC (in dollars per share)	$ (0.03)	$ (0.02)
Series 19 [Member]
Income
Interest income	$ 307	$ 1,797
Other income	1,648	148
Total income	1,955	1,945
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	22,606	28,690
Partnership management fee	32,922	31,824
General and administrative expenses	40,922	22,205
Operating expenses	96,450	82,719
NET INCOME (LOSS)	(94,495)	(80,774)
Net income (loss) allocated to general partner	(945)	(808)
Net income (loss) allocated to limited partners	$ (93,550)	$ (79,966)
Net income (loss) per BAC (in dollars per share)	$ (0.02)	$ (0.02)